Critical Accounting Policies and Estimates	12 Months Ended
Dec. 31, 2020
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Critical Accounting Policies and Estimates
NOTE 2. CRITICAL ACCOUNTING POLICIES AND ESTIMATES

The preparation of consolidated financial statements in accordance with IFRS requires the use of certain critical accounting estimates. It also requires Directors to exercise their judgment in applying the accounting standards to define the Group’s accounting policies.
The Group has identified the following areas involving a greater degree of judgment or complexity, or areas in where the assumptions and estimates are significant for the consolidated financial statements and which are essential to understand the underlying accounting/financial reporting risks.

a.	FAIR VALUE OF FINANCIAL INSTRUMENTS
The fair value of financial instruments not listed in active markets is determined by using valuation techniques. Such techniques are periodically validated and reviewed by qualified personnel independent from the area or independent appraisers that developed them. All models are assessed and adjusted before they are used, to ensure that their results reflect the current information and comparable market prices. To the extent possible, the models rely only on observable inputs; however, certain factors such as projected cash flows, discount rates and volatilities and correlations relating to interest rates and spreads require the use of estimates. Changes in the assumptions about these factors can affect the reported fair value of the financial instruments.

b.	ALLOWANCE FOR LOAN LOSSES
The Group recognizes the allowance for loan losses under the expected credit losses method included in IFRS 9. The most significant judgments of the model relate to defining what is considered a significant increase in credit risk, identifying assets which are impaired or subject to serious risk of impairment, developing parameters such as the probabilities of default and the loss given default and making assumptions about macroeconomic scenarios. A high degree of uncertainty is involved in making estimations using assumptions that are highly subjective and very sensitive to the risk factors.
Furthermore, the level of estimation uncertainty and judgement has increased during 2020 as a result of the economic effects of the Covid-19 outbreak.

c.	IMPAIRMENT OF NON-FINANCIAL ASSETS
Intangible assets with finite useful lives and property, plant and equipment are amortized or depreciated on a straight-line basis during their estimated useful life. The Group monitors the conditions related to these assets to determine whether the events and circumstances require a review of the remaining amortization or depreciation term, and whether there are factors or circumstances indicating impairment in the value of the assets that cannot be recovered.
The Group has applied judgment to identify impairment indicators for property, plant and equipment and intangible assets. The Group has concluded that there were no impairment indicators for any of the years reported in its consolidated financial statements.

d.	INCOME TAX AND DEFERRED TAX
Significant judgment is required when determining current and deferred tax assets and liabilities. The current income tax is accounted according to the amounts expected to be paid; while deferred income tax is accounted on the basis of temporary differences between carrying amount of assets and liabilities and their tax base, at the rates expected to be in force at the time of their reversal.
A deferred tax asset is recognized when future taxable income is expected to exist to offset such temporary differences, based on Management’s assumptions about the amounts and timing of such future taxable income. Then, management needs to determine whether deferred tax assets are likely to be used and offset against future taxable income. Actual results may differ from these estimates, for instance, changes in the applicable tax laws or the outcome of the final review of the tax returns by the tax authorities and tax courts.
Future taxable income and the number of tax benefits likely to be available in the future are based on a medium-term business plan prepared by management, on the basis of expectations which are deemed reasonable.